Offsets	Oct. 29, 2026 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(b) Offset	true
Form or Filing Type	S-1
File Number	333-292769
Initial Filing Date	Jan. 16, 2026
Fee Offset Claimed	$ 3,342.01
Explanation for Claimed Amount	Explanation of the basis for claimed offset: The registrant previously paid registration fees of $3,342.01 in connection with this registration statement (File No. 333-292769), consisting of $2,000.22 paid with the initial filing of the registration statement on Form S-1 on January 16, 2026 and $1,341.79 paid with the pre-effective amendment filed on September 23, 2026. Pursuant to Rule 457(b) under the Securities Act, the registrant is offsetting the $3,342.01 previously paid against the total registration fee of $4,320.75 for the securities registered hereby, resulting in a net fee due of $978.74.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(b) Offset	true
Registrant or Filer Name	ConnectM Technology Solutions, Inc.
Form or Filing Type	S-1
File Number	333-292769
Filing Date	Jan. 16, 2026
Fee Paid with Fee Offset Source	$ 2,000.22
Offset: 3
Offset Payment:
Offset Claimed	false
Rule 457(b) Offset	true
Registrant or Filer Name	ConnectM Technology Solutions, Inc.
Form or Filing Type	S-1
File Number	333-292769
Filing Date	Sep. 23, 2026
Fee Paid with Fee Offset Source	$ 1,341.79